Earnings (loss) per share	12 Months Ended
Sep. 30, 2024
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
16.	Earnings (loss) per share

The following table sets forth the computation of basic net earnings (loss) per share:

	For the fiscal years ended September 30,
	2024	2023	2022
	$	$	$
Net earnings (loss) attributable to ordinary shareholders	(3,492,318)	112,030	865,210
Weighted average number of ordinary shares outstanding
– basic and diluted	12,705,011	12,500,000	12,500,000
Basic and diluted earnings (loss) per share	(0.27)	0.01	0.07